Expense Example - Delaware Wealth Builder Fund - Class R6	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	74	263	468	1,059